Investments in Joint Ventures - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Aggregate Cost	$ 1,950	$ 1,950